THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JUNE 30, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended       June 30, 2002
                                                    -------------



Check here if Amendment   [X]           Amendment Number :         1
                                                           ----------------
   This Amendment (Check only one):   [ ] is a restatement

                                      [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ------------------------------
Address:  200 Greenwich Avenue
          ------------------------------
          Greenwich, CT 06830
          ------------------------------

Form 13F File Number:      28- 2610
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          ------------------------------------------
Title:    President of General Partner
          ------------------------------------------
Phone:    (203) 861-4600
          ------------------------------------------

Signature, Place, and Date of Signing:

      /s/ William C. Crowley          Greenwich, CT            August 14, 2003
   ---------------------------     -------------------       -------------------
           (Signature)                (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        NONE
Form 13F Information Table Entry Total:                      6
Form 13F Information Table Value Total:              $ 129,590
                                                ( in thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1          COLUMN 2         COLUMN 3    COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF          TITLE OF                      VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER            CLASS            CUSIP      [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak
  Company         Common          277461-10-9    9,065       310,781  SH             DEFINED                 310,781
Eastman Kodak
  Company         Common          277461-10-9   41,326     1,416,719  SH               SOLE                1,416,719
Cooper
  Industries Inc. Common          216669-10-1   12,719       323,629  SH             DEFINED                 323,629
Cooper
  Industries Inc. Common          216669-10-1   58,072     1,477,671  SH               SOLE                1,477,671
Kmart FING I      PFD TRCV 7.75%  498778-20-8    1,512       252,083  SH             DEFINED                   N/A
Kmart FING I      PFD TRCV 7.75%  498778-20-8    6,897     1,149,517  SH               SOLE                    N/A



PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.